Net Income (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Other Income and Expenses
a.
Other income and expenses

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Loss on disposal of property, plant and equipment	$(5)	$—	$(17)
Impairment loss on property, plant and equipment	—	(299)	—
Reversal of impairment loss / (impairment loss) on investment properties	107	(336)	139
Impairment loss on intangible assets	(9)	—	—
	$93	$(635)	$122

Other Income	b. Other income

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Dividend income	$157	$167	$240
Rental income	79	76	75
Others	133	139	148
	$369	$382	$463

Other Gains and Losses
c.
Other gains and losses

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Valuation loss on financial assets and liabilities at fair value through profit or loss, net	$(206)	$(98)	$(147)
Foreign currency exchange gain or loss, net	(185)	(116)	(22)
Gain (loss) on disposal of investments accounted for using equity method, net	(14)	6	85
Gain on disposal of financial instruments, net	1	—	1
Others	(14)	(71)	(11)
	$(418)	$(279)	$(94)

Interest Expenses
d.
Interest expenses

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Interest on bonds payable	$161	$168	$168
Interest on lease liabilities	75	105	128
Interest paid to financial institutions	26	44	42
Others	1	2	1
	$263	$319	$339

Impairment Loss (Reversal of Impairment Loss)
e.
Impairment loss (reversal of impairment loss)

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Contract assets	$1	$2	$3
Trade notes and accounts receivable	$109	$128	$179
Other receivables	$7	$22	$6
Inventories	$34	$23	$60
Property, plant and equipment	$—	$299	$—
Investment properties	$(107)	$336	$(139)
Intangible assets	$9	$—	$—

Depreciation and Amortization Expenses
f.
Depreciation and amortization expenses

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Property, plant and equipment	$28,760	$28,839	$28,707
Right-of-use assets	3,982	4,072	4,168
Investment properties	44	45	45
Intangible assets	6,643	6,699	6,699
Incremental costs of obtaining contracts	841	856	906
Total depreciation and amortization expenses	$40,270	$40,511	$40,525
Depreciation expenses summarized by functions
Operating costs	$30,735	$30,874	$30,770
Operating expenses	2,051	2,082	2,150
	$32,786	$32,956	$32,920
Amortization expenses summarized by functions
Operating costs	$7,286	$7,370	$7,406
Marketing expenses	77	70	95
General and administrative expenses	71	68	63
Research and development expenses	50	47	41
	$7,484	$7,555	$7,605

Employee Benefit Expenses
g.
Employee benefit expenses

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Post-employment benefit
Defined contribution plans	$862	$963	$1,074
Defined benefit plans	1,048	935	835
	1,910	1,898	1,909
Share-based payment
Equity-settled share-based payment	16	8	8
Other employee benefit (Note)	43,746	44,305	46,964
Total employee benefit expenses	$45,672	$46,211	$48,881
Summary by functions
Operating costs	$21,857	$21,858	$22,796
Operating expenses	23,815	24,353	26,085
	$45,672	$46,211	$48,881

Note: Other employee benefit mainly includes salaries, compensation and labor and health insurance expenses, etc.

	2022	2023
	Cash	Cash
	NT$	NT$
	(In Millions)
Compensation distributed to the employees	$1,498	$1,522
Remuneration paid to the directors	39	40

There was no difference between the initial accrual amounts recognized in 2022 and 2023 and the amounts approved by in the Board of Directors in 2023 and 2024 of the aforementioned compensation to employees and the remuneration to directors.